Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee grants annual stock-based awards, including stock options, each year at its first regularly scheduled meeting held in January or February to coincide with compensation adjustments effective at the beginning of each year. The Compensation Committee is aware that the meeting during which it makes such annual stock-based

awards precedes the date the Company releases its fourth quarter and annual financial results. While the Company does not time the release of its fourth quarter and annual financial results for the purpose of affecting the value of executive compensation, the Compensation Committee recognizes that the release could affect the market value of the Company’s stock and the underlying value of the stock-based

awards made to executives at the meeting. The Compensation Committee believes that executives will not necessarily gain over the long run from the short-term

benefit of a positive release because the Company’s stock price fluctuates over time and because all of the awards have multi-year

vesting schedules and stock options have historically been held for several years prior to exercise. In addition, any gain from a positive benefit in some years will be offset by earnings releases in other years that negatively affect the market value of the Shares.
On January 30, 2024, the Compensation Committee granted stock options to the named executive officers listed in the table below as part of their annual stock-based awards. Also on January 30, 2024, the Company announced the signing of a definitive agreement to sell CIT to Amphenol Corporation in a transaction valued at $2.025 billion. The table below shows the percentage change in the closing market price of a Share between the trading day ending immediately prior to the Company’s announcement (January 29, 2024) and the trading day beginning immediately following the Company’s announcement (January 31, 2024):

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award(1)
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately
prior to the disclosure of material
nonpublic information and the
trading day beginning
immediately following the
disclosure of material nonpublic
information(2)

Mr. Koch	January 30, 2024	26,220	$320.38	$2,546,224	0.08%
Mr. Zdimal	January 30, 2024	4,765	$320.38	$462,729	0.08%
Mr. Ready	January 30, 2024	3,275	$320.38	$318,035	0.08%
Mr. Schwar	January 30, 2024	3,200	$320.38	$310,752	0.08%

(1)	See Footnote 1 to the Summary Compensation Table on page 37 for a description of how the grant date fair values of the stock option awards were determined.

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Table of Contents
(2)	The closing market price of a Share on January 29, 2024 was $314.00 and the closing market price of a Shar e on Ja nuary 31, 2024 was $314.26.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
On January 30, 2024, the Compensation Committee granted stock options to the named executive officers listed in the table below as part of their annual stock-based awards. Also on January 30, 2024, the Company announced the signing of a definitive agreement to sell CIT to Amphenol Corporation in a transaction valued at $2.025 billion. The table below shows the percentage change in the closing market price of a Share between the trading day ending immediately prior to the Company’s announcement (January 29, 2024) and the trading day beginning immediately following the Company’s announcement (January 31, 2024):

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award(1)
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately
prior to the disclosure of material
nonpublic information and the
trading day beginning
immediately following the
disclosure of material nonpublic
information(2)

Mr. Koch	January 30, 2024	26,220	$320.38	$2,546,224	0.08%
Mr. Zdimal	January 30, 2024	4,765	$320.38	$462,729	0.08%
Mr. Ready	January 30, 2024	3,275	$320.38	$318,035	0.08%
Mr. Schwar	January 30, 2024	3,200	$320.38	$310,752	0.08%

(1)	See Footnote 1 to the Summary Compensation Table on page 37 for a description of how the grant date fair values of the stock option awards were determined.

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Table of Contents
(2)	The closing market price of a Share on January 29, 2024 was $314.00 and the closing market price of a Shar e on Ja nuary 31, 2024 was $314.26.

Mr Koch [Member]
Awards Close in Time to MNPI Disclosures
Name	Mr. Koch
Underlying Securities	26,220
Exercise Price | $ / shares	$ 320.38
Fair Value as of Grant Date | $	$ 2,546,224
Underlying Security Market Price Change	0.08
Mr Zdimal [Member]
Awards Close in Time to MNPI Disclosures
Name	Mr. Zdimal
Underlying Securities	4,765
Exercise Price | $ / shares	$ 320.38
Fair Value as of Grant Date | $	$ 462,729
Underlying Security Market Price Change	0.08
Mr Ready [Member]
Awards Close in Time to MNPI Disclosures
Name	Mr. Ready
Underlying Securities	3,275
Exercise Price | $ / shares	$ 320.38
Fair Value as of Grant Date | $	$ 318,035
Underlying Security Market Price Change	0.08
Mr Schwar [Member]
Awards Close in Time to MNPI Disclosures
Name	Mr. Schwar
Underlying Securities	3,200
Exercise Price | $ / shares	$ 320.38
Fair Value as of Grant Date | $	$ 310,752
Underlying Security Market Price Change	0.08